Vector Variable Annuity
                           Vector II Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                        Supplement dated November 2, 2007
                     to Prospectuses Dated September 1, 2007

Effective December 1st, 2007, the Rydex portfolios will no longer be available for new investment. Also effective December 1st, 2007, the ProFunds portfolios will be added as new investment options.

If You have money invested in these Investment Divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these Investment Divisions after this date, You will not be able to reinvest in the portfolio.

This supplement will alter the prospectuses listed above in the following manner:

On page one of the prospectuses listed above under the bulleted section of the funds or trusts, delete the following:

   o  Rydex Variable Trust

On page two of the prospectuses listed above under "Separate Account Investment Portfolios" the following will not be available to contract holders as of December 1, 2007, unless you currently have funds in one of these portfolios. If you have funds in one of these portfolios and You transfer Your funds out to a zero balance, You will not be able to transfer or allocate funds into that portfolio again.

Rydex VT Dow 2x Strategy Fund*,1
Rydex VT Inverse Dow 2x Strategy Fund*,2
Rydex VT OTC 2x Strategy Fund*,3
Rydex VT S&P 500 2x Strategy Fund*,4
Rydex VT U.S. Government Money Market*

The following ProFunds will be added to this section effective December 1, 2007.

ProFund VP Emerging Markets*
ProFund VP Falling U.S. Dollar*
ProFund VP International*
ProFund VP Mid-Cap*
ProFund VP Short Emerging Markets*
ProFund VP Short International*
ProFund VP UltraShort Dow 30*
ProFund VP UltraShort OTC*

*These investment portfolios are open for frequent transfers.

On page 19 under section "SEPARATE ACCOUNT C AND THE FUNDS" subsection "The Funds" delete the following:

12. Rydex Variable Trust

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" the following will not be available to contract holders as of December 1, 2007, unless you currently have funds in one of these portfolios. If you have funds in one of these portfolios and You transfer Your funds out to a zero balance, You will not be able to transfer or allocate funds into that portfolio again.

Rydex Variable Trust
Rydex VT Dow 2x Strategy Fund*,2
Rydex VT OTC 2x Strategy Fund*,3
Rydex VT S&P 500 2x Strategy Fund*,4
Rydex VT Inverse Dow 2x Strategy Fund*,5
Rydex VT U.S. Government Money Market1,*

The following ProFunds will be added to this section effective December 1, 2007.
----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
ProFunds VP
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the US Dollar Index(R) (USDX).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP International*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
                                    (MSCI EAFE) Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap*                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Emerging           Seeks daily investment results, before fees and expenses, that correspond to the inverse
Markets*                            (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short International*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Morgan Stanley Capital International Europe,
                                    Australasia and Far East (MSCI EAFE) Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30*       Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraShort OTC*          Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
*These investment portfolios are open for frequent transfers.

On page 25, under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" delete the following:

Rydex Investments manages the Rydex Variable Trust.

In Appendix II, Example 3, the following dollar amount will change:

Current Information:
GMIB Accumulation Value (greater of roll-up and ratchet benefit)   $179,085

Corrected Information:
GMIB Accumulation Value (greater of roll-up and ratchet benefit)   $162,889